Derivatives (Notional Volumes of Foreign Exchange Swaps and Forward Contracts Related to Commodity Contracts) (Details) - Foreign Exchange Swaps and Forward Contracts [Member] - Fuel [Member]
$ in Millions
Dec. 31, 2018 USD ($)
2020-2023 [Member}
Derivative [Line Items]
Derivative, Notional Amount	$ 111
Derivative, Average Forward Exchange Rate	1.3027
Derivative, Percent of USD Required to Purchase	48.00%
Regulatory Deferral Hedge [Member] | 2019 [Member}
Derivative [Line Items]
Derivative, Notional Amount	$ 121
Derivative, Average Forward Exchange Rate	1.1621
Derivative, Percent of USD Required to Purchase	66.00%